Document And Entity Information	May 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2020
Entity Registrant Name	Sykes Enterprises, Incorporated
Entity Central Index Key	0001010612
Entity Emerging Growth Company	false
Entity File Number	0-28274
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	56-1383460
Entity Address, Address Line One	400 N. Ashley Drive
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	813
Local Phone Number	274-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.01 par value
Trading Symbol(s)	SYKE
Name of each exchange on which registered	NASDAQ